INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES	INVESTMENTS IN AFFILIATES
Investments in unconsolidated affiliates accounted for under the equity method consisted of the following:

		As of December 31,
	Ownership	2022	2021
Nikola Iveco Europe GmbH	50%	$4,142	$4,083
Wabash Valley Resources LLC	20%	57,674	57,695
Nikola - TA HRS 1, LLC	50%	1,000	—
		$62,816	$61,778
Equity in net loss of affiliates on the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
Equity in net loss of affiliates:
Nikola Iveco Europe GmbH	$(20,394)	$(3,900)	$(637)
Wabash Valley Resources LLC	(271)	320	—
Total equity in net loss of affiliates	$(20,665)	$(3,580)	$(637)
Nikola Iveco Europe GmbH
In April 2020, the Company and Iveco became parties to a series of agreements which established a joint venture in Europe, Nikola Iveco Europe GmbH. The operations of the joint venture are located in Ulm, Germany, and consist of manufacturing the BEV and FCEV Class 8 trucks for the European market. In June 2022, the Company and Iveco executed amended agreements to expand the scope of the joint venture operations to include engineering and development of the Nikola Tre BEV and FCEV European truck platforms.
The agreements provide for a 50/50 ownership of the joint venture and a 50/50 allocation of the joint venture's production volumes and profits between Nikola and Iveco. Both parties are entitled to appoint an equal number of members to the shareholders' committee of the joint venture. Pursuant to the terms of the agreements and amended contribution agreement, the Company and Iveco each contributed cash and intellectual property licenses to their respective technology.
Nikola Iveco Europe GmbH is considered a VIE due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
During the years ended December 31, 2022, 2021 and 2020, the Company made total contributions to Nikola Iveco Europe GmbH of €20.0 million (approximately $21.8 million), zero, and €7.4 million (approximately $8.8 million), respectively. As of December 31, 2022, the Company's maximum exposure to loss was $15.4 million, which represents the book value of the Company's equity interest and guaranteed debt obligations of $11.2 million.
Wabash Valley Resources LLC
On June 22, 2021, the Company entered into a MIPA with WVR and the Sellers, pursuant to which, the Company purchased a 20% equity interest in WVR in exchange for $25.0 million in cash and 1,682,367 shares of the Company's common stock. WVR is developing a clean hydrogen project in West Terre Haute, Indiana, including a hydrogen production facility. The common stock consideration was calculated based on the 30-day average closing stock price of the Company, or $14.86 per share, and the Company issued 1,682,367 shares of its common stock. As of the WVR Closing Date, the fair value of the stock consideration and Put Right was $32.4 million, based upon the closing price of the Company's common stock as of the WVR Closing Date and fair value of the embedded Put Right (see Note 2, Summary of Significant Accounting Policies).
The Company's interest in WVR is accounted for under the equity method and is included in investment in affiliates on the consolidated balance sheets. As of the WVR Closing Date, the fair value of the Company's investment in WVR was $57.4 million, which consists of the Company's cash, common stock consideration, and the Put Right. Subsequently, the Put Right was removed and replaced with the Price Differential. See Note 2, Summary of Significant Accounting Policies, for further details.
As of December 31, 2022, the Company's maximum exposure to loss was $57.9 million, which represents the book value of the Company's equity interest and a loan to WVR during the second quarter of 2022 for $0.3 million.
Included in the initial carrying value was a basis difference of $55.5 million due to the difference between the cost of the investment and the Company's proportionate share of WVR's net assets. The basis difference is primarily comprised of property, plant, and equipment and intangible assets.
Nikola - TA HRS 1, LLC
In March 2022, the Company and Travel Centers of America, Inc. ("TA") entered into a series of agreements which established a joint venture, Nikola - TA HRS 1, LLC. The operations expected to be performed by the joint venture consist of the development, operation and maintenance of a hydrogen fueling station. Operations have not commenced as of December 31, 2022.
The agreements provide for 50/50 ownership of the joint venture. Both parties are entitled to appoint an equal number of board members to the management committee of the joint venture. Pursuant to the terms of the agreements, the Company contributed $1.0 million to Nikola - TA HRS 1, LLC during the second quarter of 2022.
Nikola - TA HRS 1, LLC is considered a VIE due to insufficient equity to finance its activities without additional subordinated financial support. The Company is not considered the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance based on the terms of the agreements. Accordingly, the VIE is accounted for under the equity method.
The Company does not guarantee debt for, or have other financial support obligations to the entity and its maximum exposure to loss in connection with its continuing involvement with the entity is limited to the carrying value of the investment.